MASSMUTUAL SELECT FUNDS
MassMutual Select 20/80 Allocation Fund
MassMutual Select 40/60 Allocation Fund
MassMutual Select 60/40 Allocation Fund
MassMutual Select 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated March 18, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces similar information for the Funds found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
MassMutual Select 20/80 Allocation Fund (page 3)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.11%	0.21%	0.31%	0.41%	0.41%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses(1)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%
Expense Reimbursement	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.46%	0.56%	0.66%	0.76%	1.01%	0.91%	1.16%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$47	$163	$289	$658
Class R5	$57	$195	$344	$780
Service Class	$67	$226	$399	$900
Administrative Class	$78	$258	$454	$1,019
Class A	$647	$868	$1,106	$1,789
Class R4	$93	$305	$535	$1,195
Class R3	$118	$383	$669	$1,482

MassMutual Select 40/60 Allocation Fund (page 12)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.10%	0.20%	0.30%	0.40%	0.40%	0.30%	0.30%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses(1)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Expense Reimbursement	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.51%	0.61%	0.71%	0.81%	1.06%	0.96%	1.21%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.61%, 0.51%, and 0.76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$172	$303	$685
Class R5	$62	$204	$358	$807
Service Class	$73	$236	$413	$927
Administrative Class	$83	$267	$467	$1,045
Class A	$652	$877	$1,119	$1,813
Class R4	$98	$314	$549	$1,221
Class R3	$123	$393	$682	$1,508

MassMutual Select 60/40 Allocation Fund (page 21)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.11%	0.21%	0.31%	0.41%	0.41%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses(1)	0.58%	0.68%	0.78%	0.88%	1.13%	1.03%	1.28%
Expense Reimbursement	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.61%, 0.51%, and 0.76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$181	$319	$721
Class R5	$64	$213	$374	$842
Service Class	$75	$244	$428	$961
Administrative Class	$85	$276	$483	$1,080
Class A	$654	$885	$1,133	$1,845
Class R4	$100	$323	$564	$1,255
Class R3	$125	$401	$697	$1,541

MassMutual Select 80/20 Allocation Fund (page 30)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.18%	0.28%	0.38%	0.48%	0.48%	0.38%	0.38%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses(1)	0.67%	0.77%	0.87%	0.97%	1.22%	1.12%	1.37%
Expense Reimbursement	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.58%	0.68%	0.78%	0.88%	1.13%	1.03%	1.28%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.64%, 0.54%, and 0.79% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$59	$205	$364	$826
Class R5	$69	$237	$419	$946
Service Class	$80	$269	$473	$1,064
Administrative Class	$90	$300	$528	$1,182
Class A	$659	$907	$1,175	$1,939
Class R4	$105	$347	$608	$1,355
Class R3	$130	$425	$741	$1,638

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (page 39)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.12%	0.22%	0.32%	0.42%	0.42%	0.32%	0.32%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	00.45%	.45%
Total Annual Fund Operating Expenses(1)	0.57%	0.67%	0.77%	0.87%	1.12%	1.02%	1.27%
Expense Reimbursement	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.51%	0.61%	0.71%	0.81%	1.06%	0.96%	1.21%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.61%, 0.51%, and 0.76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$177	$312	$708
Class R5	$62	$208	$367	$829
Service Class	$73	$240	$422	$949
Administrative Class	$83	$272	$476	$1,067
Class A	$652	$881	$1,128	$1,833
Class R4	$98	$319	$557	$1,242
Class R3	$123	$397	$691	$1,529

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (page 49)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.07%	0.17%	0.27%	0.37%	0.37%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses(1)	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
Expense Reimbursement	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.49%	0.59%	0.69%	0.79%	1.04%	0.94%	1.19%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$164	$288	$650
Class R5	$60	$196	$343	$771
Service Class	$70	$227	$398	$892
Administrative Class	$81	$259	$452	$1,011
Class A	$650	$869	$1,105	$1,781
Class R4	$96	$306	$533	$1,187
Class R3	$121	$384	$667	$1,475

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (page 59)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.09%	0.19%	0.29%	0.39%	0.39%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses(1)	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%
Expense Reimbursement	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.01%, 0.11%, 0.21%, 0.31%, 0.56%, 0.46%, and 0.71% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$49	$171	$305	$694
Class R5	$59	$203	$360	$815
Service Class	$69	$235	$415	$935
Administrative Class	$80	$266	$469	$1,053
Class A	$649	$876	$1,121	$1,821
Class R4	$95	$314	$550	$1,229
Class R3	$120	$392	$684	$1,516

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (page 70)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.06%	0.16%	.26%	0.36%	0.36%	0.26%	0.26%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses(1)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Expense Reimbursement	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$174	$305	$687
Class R5	$64	$206	$360	$809
Service Class	$75	$238	$415	$928
Administrative Class	$85	$269	$469	$1,047
Class A	$654	$879	$1,121	$1,815
Class R4	$100	$316	$551	$1,223
Class R3	$125	$395	$684	$1,510

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (page 81)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.12%	0.22%	0.32%	0.42%	0.42%	0.32%	0.32%
Acquired Fund Fees and Expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses(1)	0.63%	0.73%	0.83%	0.93%	1.18%	1.08%	1.33%
Expense Reimbursement	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.05%, 0.15%, 0.25%, 0.35%, 0.60%, 0.50%, and 0.75% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$57	$195	$344	$780
Class R5	$67	$226	$399	$900
Service Class	$78	$258	$454	$1,019
Administrative Class	$88	$289	$508	$1,137
Class A	$657	$898	$1,157	$1,897
Class R4	$103	$337	$589	$1,311
Class R3	$128	$415	$722	$1,595

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (page 92)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.09%	0.19%	0.29%	0.39%	0.39%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.52%	0.52%	0.52%	0.52%	0.52%	00.52%	0.52%
Total Annual Fund Operating Expenses(1)	0.61%	0.71%	0.81%	0.91%	1.16%	1.06%	1.31%
Expense Reimbursement	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$57	$190	$335	$757
Class R5	$67	$222	$390	$878
Service Class	$78	$254	$445	$997
Administrative Class	$88	$285	$499	$1,115
Class A	$657	$894	$1,149	$1,877
Class R4	$103	$332	$580	$1,290
Class R3	$128	$410	$713	$1,575

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (page 103)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.18%	0.28%	0.38%	0.48%	0.48%	0.38%	0.38%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	0.71%	0.81%	0.91%	1.01%	1.26%	1.16%	1.41%
Expense Reimbursement	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.02%, 0.12%, 0.22%, 0.32%, 0.57%, 0.47%, and 0.72% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$211	$379	$867
Class R5	$66	$243	$434	$987
Service Class	$77	$274	$488	$1,105
Administrative Class	$87	$306	$542	$1,222
Class A	$656	$913	$1,189	$1,976
Class R4	$102	$353	$623	$1,395
Class R3	$127	$431	$756	$1,677

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (page 114)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.13%	0.23%	0.33%	0.43%	0.43%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	0.66%	0.76%	0.86%	0.96%	1.21%	1.11%	1.36%
Expense Reimbursement	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.02%, 0.12%, 0.22%, 0.32%, 0.57%, 0.47%, and 0.72% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$200	$357	$812
Class R5	$66	$232	$412	$932
Service Class	$77	$263	$466	$1,051
Administrative Class	$87	$295	$520	$1,168
Class A	$656	$903	$1,168	$1,926
Class R4	$102	$342	$601	$1,342
Class R3	$127	$420	$734	$1,626

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (page 125)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.39%	0.49%	0.59%	0.69%	0.69%	0.59%	0.59%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	0.92%	1.02%	1.12%	1.22%	1.47%	1.37%	1.62%
Expense Reimbursement	(0.39)%	(0.39)%	(0.39)%	(0.39)%	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00%, 0.10%, 0.20%, 0.30%, 0.55%, 0.45%, and 0.70% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$254	$471	$1,095
Class R5	$64	$286	$525	$1,212
Service Class	$75	$317	$579	$1,328
Administrative Class	$85	$349	$633	$1,443
Class A	$654	$953	$1,274	$2,179
Class R4	$100	$395	$713	$1,612
Class R3	$125	$473	$845	$1,889

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (page 136)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	1.32%	1.42%	1.52%	1.62%	1.62%	1.52%	1.52%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	1.85%	1.95%	2.05%	2.15%	2.40%	2.30%	2.55%
Expense Reimbursement	(1.32)%	(1.32)%	(1.32)%	(1.32)%	(1.32)%	(1.32)%	(1.32)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00%, 0.10%, 0.20%, 0.30%, 0.55%, 0.45%, and 0.70% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$453	$877	$2,061
Class R5	$64	$484	$929	$2,168
Service Class	$75	$515	$981	$2,274
Administrative Class	$85	$546	$1,033	$2,378
Class A	$654	$1,138	$1,647	$3,040
Class R4	$100	$591	$1,110	$2,533
Class R3	$125	$668	$1,237	$2,786

Effective immediately, the information related to Cassandra Puhalla for the MassMutual RetireSMART by JPMorgan Funds found under the heading Portfolio Managers in the section titled Management (pages 48, 58, 69, 80, 91, 102, 113, 124, 135, and 146) is hereby removed.
Effective immediately, the information related to Cassandra Puhalla under J.P. Morgan investment Management Inc. (“J.P. Morgan”) found beginning on page 171 under the heading Subadviser and Portfolio Managers in the section titled Management of the Funds is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-21-03

MASSMUTUAL SELECT FUNDS
MassMutual Select 20/80 Allocation Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.11%	0.21%	0.31%	0.41%	0.41%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses(1)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%
Expense Reimbursement	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.46%	0.56%	0.66%	0.76%	1.01%	0.91%	1.16%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$47	$163	$289	$658
Class R5	$57	$195	$344	$780
Service Class	$67	$226	$399	$900
Administrative Class	$78	$258	$454	$1,019
Class A	$647	$868	$1,106	$1,789
Class R4	$93	$305	$535	$1,195
Class R3	$118	$383	$669	$1,482
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
20/80Alloc-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select 40/60 Allocation Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.10%	0.20%	0.30%	0.40%	0.40%	0.30%	0.30%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses(1)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Expense Reimbursement	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.51%	0.61%	0.71%	0.81%	1.06%	0.96%	1.21%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.61%, 0.51%, and 0.76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$172	$303	$685
Class R5	$62	$204	$358	$807
Service Class	$73	$236	$413	$927
Administrative Class	$83	$267	$467	$1,045
Class A	$652	$877	$1,119	$1,813
Class R4	$98	$314	$549	$1,221
Class R3	$123	$393	$682	$1,508
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
40/60Alloc-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select 60/40 Allocation Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.11%	0.21%	0.31%	0.41%	0.41%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses(1)	0.58%	0.68%	0.78%	0.88%	1.13%	1.03%	1.28%
Expense Reimbursement	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.61%, 0.51%, and 0.76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$181	$319	$721
Class R5	$64	$213	$374	$842
Service Class	$75	$244	$428	$961
Administrative Class	$85	$276	$483	$1,080
Class A	$654	$885	$1,133	$1,845
Class R4	$100	$323	$564	$1,255
Class R3	$125	$401	$697	$1,541
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
60/40Alloc-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select 80/20 Allocation Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.18%	0.28%	0.38%	0.48%	0.48%	0.38%	0.38%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses(1)	0.67%	0.77%	0.87%	0.97%	1.22%	1.12%	1.37%
Expense Reimbursement	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.58%	0.68%	0.78%	0.88%	1.13%	1.03%	1.28%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.64%, 0.54%, and 0.79% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$59	$205	$364	$826
Class R5	$69	$237	$419	$946
Service Class	$80	$269	$473	$1,064
Administrative Class	$90	$300	$528	$1,182
Class A	$659	$907	$1,175	$1,939
Class R4	$105	$347	$608	$1,355
Class R3	$130	$425	$741	$1,638
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
80/20Alloc-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.12%	0.22%	0.32%	0.42%	0.42%	0.32%	0.32%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses(1)	0.57%	0.67%	0.77%	0.87%	1.12%	1.02%	1.27%
Expense Reimbursement	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.51%	0.61%	0.71%	0.81%	1.06%	0.96%	1.21%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.61%, 0.51%, and 0.76% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$52	$177	$312	$708
Class R5	$62	$208	$367	$829
Service Class	$73	$240	$422	$949
Administrative Class	$83	$272	$476	$1,067
Class A	$652	$881	$1,128	$1,833
Class R4	$98	$319	$557	$1,242
Class R3	$123	$397	$691	$1,529
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RSInRet-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.07%	0.17%	0.27%	0.37%	0.37%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses(1)	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
Expense Reimbursement	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.49%	0.59%	0.69%	0.79%	1.04%	0.94%	1.19%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$164	$288	$650
Class R5	$60	$196	$343	$771
Service Class	$70	$227	$398	$892
Administrative Class	$81	$259	$452	$1,011
Class A	$650	$869	$1,105	$1,781
Class R4	$96	$306	$533	$1,187
Class R3	$121	$384	$667	$1,475
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2020-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.09%	0.19%	0.29%	0.39%	0.39%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses(1)	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%
Expense Reimbursement	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.01%, 0.11%, 0.21%, 0.31%, 0.56%, 0.46%, and 0.71% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$49	$171	$305	$694
Class R5	$59	$203	$360	$815
Service Class	$69	$235	$415	$935
Administrative Class	$80	$266	$469	$1,053
Class A	$649	$876	$1,121	$1,821
Class R4	$95	$314	$550	$1,229
Class R3	$120	$392	$684	$1,516
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2025-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.06%	0.16%	0.26%	0.36%	0.36%	0.26%	0.26%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses(1)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Expense Reimbursement	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$174	$305	$687
Class R5	$64	$206	$360	$809
Service Class	$75	$238	$415	$928
Administrative Class	$85	$269	$469	$1,047
Class A	$654	$879	$1,121	$1,815
Class R4	$100	$316	$551	$1,223
Class R3	$125	$395	$684	$1,510
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2030-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.12%	0.22%	0.32%	0.42%	0.42%	0.32%	0.32%
Acquired Fund Fees and Expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses(1)	0.63%	0.73%	0.83%	0.93%	1.18%	1.08%	1.33%
Expense Reimbursement	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.05%, 0.15%, 0.25%, 0.35%, 0.60%, 0.50%, and 0.75% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$57	$195	$344	$780
Class R5	$67	$226	$399	$900
Service Class	$78	$258	$454	$1,019
Administrative Class	$88	$289	$508	$1,137
Class A	$657	$898	$1,157	$1,897
Class R4	$103	$337	$589	$1,311
Class R3	$128	$415	$722	$1,595
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2035-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.09%	0.19%	0.29%	0.39%	0.39%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses(1)	0.61%	0.71%	0.81%	0.91%	1.16%	1.06%	1.31%
Expense Reimbursement	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.59%, 0.49%, and 0.74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$57	$190	$335	$757
Class R5	$67	$222	$390	$878
Service Class	$78	$254	$445	$997
Administrative Class	$88	$285	$499	$1,115
Class A	$657	$894	$1,149	$1,877
Class R4	$103	$332	$580	$1,290
Class R3	$128	$410	$713	$1,575
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2040-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.18%	0.28%	0.38%	0.48%	0.48%	0.38%	0.38%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	0.71%	0.81%	0.91%	1.01%	1.26%	1.16%	1.41%
Expense Reimbursement	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.02%, 0.12%, 0.22%, 0.32%, 0.57%, 0.47%, and 0.72% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$211	$379	$867
Class R5	$66	$243	$434	$987
Service Class	$77	$274	$488	$1,105
Administrative Class	$87	$306	$542	$1,222
Class A	$656	$913	$1,189	$1,976
Class R4	$102	$353	$623	$1,395
Class R3	$127	$431	$756	$1,677
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2045-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.13%	0.23%	0.33%	0.43%	0.43%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	0.66%	0.76%	0.86%	0.96%	1.21%	1.11%	1.36%
Expense Reimbursement	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.02%, 0.12%, 0.22%, 0.32%, 0.57%, 0.47%, and 0.72% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$200	$357	$812
Class R5	$66	$232	$412	$932
Service Class	$77	$263	$466	$1,051
Administrative Class	$87	$295	$520	$1,168
Class A	$656	$903	$1,168	$1,926
Class R4	$102	$342	$601	$1,342
Class R3	$127	$420	$734	$1,626
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2050-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	0.39%	0.49%	0.59%	0.69%	0.69%	0.59%	0.59%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	0.92%	1.02%	1.12%	1.22%	1.47%	1.37%	1.62%
Expense Reimbursement	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00%, 0.10%, 0.20%, 0.30%, 0.55%, 0.45%, and 0.70% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$254	$471	$1,095
Class R5	$64	$286	$525	$1,212
Service Class	$75	$317	$579	$1,328
Administrative Class	$85	$349	$633	$1,443
Class A	$654	$953	$1,274	$2,179
Class R4	$100	$395	$713	$1,612
Class R3	$125	$473	$845	$1,889
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2055-21-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Fund”)
Supplement dated March 18, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%
Other Expenses	1.32%	1.42%	1.52%	1.62%	1.62%	1.52%	1.52%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses(1)	1.85%	1.95%	2.05%	2.15%	2.40%	2.30%	2.55%
Expense Reimbursement	(1.32%)	(1.32%)	(1.32%)	(1.32%)	(1.32%)	(1.32%)	(1.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00%, 0.10%, 0.20%, 0.30%, 0.55%, 0.45%, and 0.70% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$54	$453	$877	$2,061
Class R5	$64	$484	$929	$2,168
Service Class	$75	$515	$981	$2,274
Administrative Class	$85	$546	$1,033	$2,378
Class A	$654	$1,138	$1,647	$3,040
Class R4	$100	$591	$1,110	$2,533
Class R3	$125	$668	$1,237	$2,786
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2060-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated March 18, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the information related to Cassandra Puhalla under J.P. Morgan Investment Management Inc. starting on page B-112 in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M(RS)-21-01